TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

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Transamerica International Stock

Effective April 23, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica International Stock relating to ClariVest Asset Management LLC under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: ClariVest Asset Management LLC
Portfolio Managers:
David R. Vaughn, CFA	Lead Portfolio Manager	since 2018
Alex Turner, CFA	Portfolio Manager	since 2018
Gashi Zengeni, CFA	Portfolio Manager	since 2021

Effective April 23, 2021, the following replaces the information in the Prospectuses for Transamerica International Stock relating to ClariVest Asset Management LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica International Stock

Name	Sub-Adviser	Positions Over Past Five Years
David R. Vaughn, CFA	ClariVest Asset Management LLC	Lead Portfolio Manager of the fund since 2018; Founder of ClariVest Asset Management LLC in 2006; primarily responsible for international, global and emerging market strategies
Alex Turner, CFA	ClariVest Asset Management LLC	Portfolio Manager of the fund since 2018; joined ClariVest Asset Management LLC in 2008
Gashi Zengeni, CFA	ClariVest Asset Management LLC	Portfolio Manager of the fund since 2021; Assistant Portfolio Manager of the fund from 2020 - 2021; joined ClariVest Asset Management LLC in 2015

Effective April 23, 2021, the following replaces the corresponding tables relating to Transamerica International Stock in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – ClariVest Asset Management LLC (“ClariVest”)”:

Transamerica International Stock

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
David R. Vaughn, CFA	2	$63.8 million	5	$388.7 million	7	$113.3 million
Alex Turner, CFA	2	$63.8 million	5	$388.7 million	7	$113.3 million
Gashi Zengeni, CFA	2	$63.8 million	5	$388.7 million	5	$112.8 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
David R. Vaughn, CFA	0	$0	1	$57 million	0	$0
Alex Turner, CFA	0	$0	1	$57 million	0	$0
Gashi Zengeni, CFA	0	$0	1	$57 million	0	$0

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Transamerica Sustainable Bond

Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Bond relating to Aegon USA Investment Management, LLC under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2020
Charles Foster, CFA	Portfolio Manager	since 2020
James Rich	Portfolio Manager	since 2020

Effective immediately, the following replaces the information in the Prospectuses for Transamerica Sustainable Bond relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Sustainable Bond

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017
Charles Foster, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2003
James Rich	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2013; Member of the Sustainable Investment Committee

Effective immediately, the following replaces the corresponding tables relating to Transamerica Sustainable Bond in the Statements of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Sustainable Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	7	$5.49 billion	8	$2.13 billion	15	$41.56 billion
Charles Foster, CFA	2	$496 million	5	$1.06 billion	9	$3.13 billion
James Rich	1	$0	2	$54 million	5	$247 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Charles Foster, CFA	0	$0	0	$0	0	$0
James Rich	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

April 23, 2021